Schedule of Investments PIMCO Global StocksPLUS® & Income Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 221.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 30.4%
AAdvantage Loyalty IP Ltd. 7.460% (LIBOR03M + 4.750%) due 04/20/2028 ~		$300	$291
AP Core Holdings LLC 8.615% (LIBOR01M + 5.500%) due 09/01/2027 ~		430	400
Caesars Resort Collection LLC 5.865% (LIBOR01M + 2.750%) due 12/23/2024 ~		927	907
Carnival Corp.
5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~		396	362
6.127% (LIBOR06M + 3.250%) due 10/18/2028 ~		185	163
Clear Channel Outdoor Holdings, Inc. 6.306% (LIBOR03M + 3.500%) due 08/21/2026 ~		1,042	934
Diamond Sports Group LLC 10.695% due 05/26/2026		1,300	1,255
Envision Healthcare Corp.
TBD% due 04/29/2027 µ		185	182
10.602% due 04/29/2027		1,015	999
14.077% due 04/28/2028		2,449	2,277
Forbes Energy Services LLC
7.000% due 12/31/2022 «		79	0
11.000% due 12/30/2022 «		1	0
Gateway Casinos & Entertainment Ltd.
10.656% due 10/15/2027		1,112	1,097
11.408% due 10/18/2027	CAD	243	174
Hudson River Trading LLC 6.164% due 03/20/2028		$1,191	1,082
Intelsat Jackson Holdings SA 7.445% due 02/01/2029		674	634
Lealand Finance Co. BV 6.115% (LIBOR01M + 3.000%) due 06/28/2024 ~		7	5
Lealand Finance Co. BV (4.115% Cash and 3.000% PIK) 7.115% (LIBOR01M + 1.000%) due 06/30/2025 ~(b)		65	33
Poseidon Bidco TBD% due 07/14/2028 «	EUR	1,000	931
Promotora de Informaciones SA 5.321% (EUR003M + 5.000%) due 06/30/2026 «~		1,800	1,746
PUG LLC 6.615% (LIBOR01M + 3.500%) due 02/12/2027 «~		$6	5
Redstone Holdco 2 LP 7.533% (LIBOR03M + 4.750%) due 04/27/2028 ~		1,239	926
SkyMiles IP Ltd. 6.460% (LIBOR03M + 3.750%) due 10/20/2027 ~		400	402
Softbank Vision Fund 5.000% due 12/21/2025 «		846	843
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 12/29/2022 ~(b)	EUR	2,313	1,416
Syniverse Holdings, Inc. 10.553% due 05/13/2027		$2,097	1,816
Team Health Holdings, Inc. 5.865% (LIBOR01M + 2.750%) due 02/06/2024 ~		1,086	997
U.S. Renal Care, Inc.
8.115% (LIBOR01M + 5.000%) due 06/26/2026 ~		696	506
8.615% (LIBOR01M + 5.500%) due 06/26/2026 ~		100	73
United Airlines, Inc. 6.533% (LIBOR03M + 3.750%) due 04/21/2028 ~		298	285
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)		1,245	849
Windstream Services LLC 9.365% (LIBOR01M + 6.250%) due 09/21/2027 «~		235	213

Total Loan Participations and Assignments (Cost $25,474)			21,803

CORPORATE BONDS & NOTES 52.3%
BANKING & FINANCE 12.2%
ADLER Group SA 2.250% due 04/27/2027	EUR	100	50
Ambac Assurance Corp. 5.100% due 12/31/2099 (h)		$13	13
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	300	239
2.625% due 04/28/2025 (l)		739	623
3.625% due 09/24/2024 (l)		600	536

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2022 (Unaudited)

5.375% due 01/18/2028 •		100	53
8.000% due 01/22/2030 •(l)		390	214
8.500% due 09/10/2030 •(l)		200	112
10.500% due 07/23/2029 (l)		634	373
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	100	23
Corestate Capital Holding SA 3.500% due 04/15/2023	EUR	600	130
Credit Agricole SA 7.875% due 01/23/2024 •(h)(i)(l)		$200	192
Credit Suisse Group AG 7.250% due 09/12/2025 •(h)(i)(l)		200	153
Hestia Re Ltd. 9.500% (T-BILL 1MO + 9.500%) due 04/22/2025 ~		250	37
HSBC Holdings PLC 6.000% due 09/29/2023 •(h)(i)(l)	EUR	200	193
Huarong Finance Co. Ltd. 3.875% due 11/13/2029 (l)		$200	137
Pinnacol Assurance 8.625% due 06/25/2034 «(j)		1,100	1,194
Sanders Re Ltd. 11.750% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		250	243
Uniti Group LP
6.000% due 01/15/2030 (l)		1,127	718
7.875% due 02/15/2025 (l)		1,320	1,290
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 (l)		2,706	2,212

			8,735

INDUSTRIALS 32.2%
Altice Financing SA 5.750% due 08/15/2029 (l)		900	691
Carvana Co. 10.250% due 05/01/2030 (l)		400	268
CGG SA
7.750% due 04/01/2027 (l)	EUR	132	110
8.750% due 04/01/2027 (l)		$1,887	1,587
Community Health Systems, Inc. 8.000% due 03/15/2026 (l)		481	417
DISH DBS Corp. 5.250% due 12/01/2026 (l)		1,800	1,478
Exela Intermediate LLC 11.500% due 07/15/2026		17	5
HCA, Inc. 7.500% due 11/15/2095 (l)		300	302
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (l)		2,525	2,153
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	100	78
Nielsen Finance LLC 5.625% due 10/01/2028		$1,000	995
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (l)		1,200	974
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)		10	12
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/31/2022 (f)(h)		322	1
Oracle Corp. 4.100% due 03/25/2061 (j)(l)		100	63
Petroleos Mexicanos 6.750% due 09/21/2047 (l)		1,760	984
Prosus NV
1.207% due 01/19/2026 (l)	EUR	600	498
3.257% due 01/19/2027 (l)		$900	755
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023 (l)		100	102
Sands China Ltd.
4.300% due 01/08/2026 (l)		200	171
5.900% due 08/08/2028 (l)		362	305
Schenck Process Holding GmbH 6.875% due 06/15/2023 (l)	EUR	100	97
Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		$152	133
5.750% due 09/30/2039 (l)		1,677	1,547
Transocean Pontus Ltd. 6.125% due 08/01/2025 (l)		16	15
Transocean, Inc.
7.500% due 01/15/2026		6	4
8.000% due 02/01/2027		13	9
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (l)		2,161	1,007
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (b)		2	2
Vale SA 0.000% due 12/29/2049 «~(h)	BRL	20,000	1,324

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2022 (Unaudited)

Viking Cruises Ltd. 13.000% due 05/15/2025 (l)		$1,349	1,399
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (b)(l)		4,365	3,972
Wynn Macau Ltd.
5.500% due 01/15/2026 (l)		1,000	760
5.500% due 10/01/2027 (l)		200	138
ZipRecruiter, Inc. 5.000% due 01/15/2030 (l)		900	729

			23,085

UTILITIES 7.9%
DTEK Finance PLC (3.500% Cash and 4.000% PIK) 7.500% due 12/31/2027 (b)(l)		756	168
Eskom Holdings SOC Ltd. 7.125% due 02/11/2025 (l)		300	267
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)(l)		497	285
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(l)		81	79
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)(l)		774	152
Oi SA 10.000% due 07/27/2025 (l)		1,300	385
Pacific Gas & Electric Co.
3.950% due 12/01/2047 (l)		100	64
4.200% due 03/01/2029 (l)		500	425
4.300% due 03/15/2045 (l)		827	551
4.450% due 04/15/2042 (l)		34	24
4.500% due 07/01/2040 (l)		600	438
4.750% due 02/15/2044 (l)		1,391	999
4.950% due 07/01/2050 (l)		182	133
Peru LNG SRL 5.375% due 03/22/2030		200	158
PG&E Wildfire Recovery Funding LLC 4.451% due 12/01/2049 (l)		950	817
Rio Oil Finance Trust 9.250% due 07/06/2024 (l)		668	675
Transocean Poseidon Ltd. 6.875% due 02/01/2027		18	16

			5,636

Total Corporate Bonds & Notes (Cost $46,924)			37,456

CONVERTIBLE BONDS & NOTES 2.0%
BANKING & FINANCE 0.0%
Corestate Capital Holding SA 1.375% due 11/28/2022	EUR	100	23

INDUSTRIALS 2.0%
DISH Network Corp. 3.375% due 08/15/2026 (l)		$600	414
Royal Caribbean Cruises Ltd. 4.250% due 06/15/2023 (l)		1,000	978
Transocean, Inc. 4.625% due 09/30/2029		32	27

			1,419

Total Convertible Bonds & Notes (Cost $1,750)			1,442

MUNICIPAL BONDS & NOTES 1.5%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		12	13

PUERTO RICO 0.5%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043		444	222
0.000% due 11/01/2051		200	74
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 0.000% due 07/01/2033 (f)		114	63

			359

WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)		8,800	664

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2022 (Unaudited)

Total Municipal Bonds & Notes (Cost $1,289)		1,036

U.S. GOVERNMENT AGENCIES 49.5%
Fannie Mae
2.916% due 11/25/2049 •(a)	115	16
2.966% due 03/25/2037 ~(a)	125	10
3.000% due 04/25/2050 (a)(l)	12,309	1,915
3.066% due 11/25/2039 •(a)	124	10
3.216% due 01/25/2038 •(a)	192	15
3.296% due 03/25/2037 •(a)	154	12
3.316% due 12/25/2037 •(a)	183	13
3.326% due 06/25/2037 •(a)	68	4
3.366% due 04/25/2037 •(a)(l)	399	35
3.472% due 06/25/2044 •(l)	224	132
3.516% due 11/25/2035 •(a)	35	1
3.716% due 11/25/2036 •(a)(l)	718	77
4.116% due 02/25/2037 ~(a)	134	15
7.000% due 12/25/2023	8	9
7.793% due 06/25/2026 ~	1	1
8.279% due 12/25/2042 ~	33	34
8.834% due 07/25/2029 •	220	236
Freddie Mac
0.700% due 11/25/2055 ~(a)	5,527	360
3.066% due 05/25/2050 •(a)(l)	1,198	138
3.622% due 03/15/2037 •(a)(l)	323	28
3.752% due 09/15/2036 •(a)	179	14
3.762% due 09/15/2036 •(a)(l)	365	34
8.234% due 10/25/2029 •	250	262
Ginnie Mae 3.086% due 12/20/2048 ~(a)	973	73
Ginnie Mae, TBA
3.500% due 11/01/2052	3,300	3,001
4.500% due 10/01/2052 - 11/01/2052	1,600	1,530
Uniform Mortgage-Backed Security 3.500% due 03/01/2048 - 04/01/2048	400	366
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2051	150	126
3.000% due 11/01/2052	1,650	1,436
3.500% due 11/01/2052	24,800	22,313
4.000% due 11/01/2052	1,650	1,530
4.500% due 10/01/2052 - 11/01/2052	1,800	1,715

Total U.S. Government Agencies (Cost $36,218)		35,461

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.6%
Banc of America Funding Trust
2.028% due 12/20/2034 ~	224	142
2.471% due 03/20/2036 ~	126	116
5.846% due 01/25/2037 ^~	103	91
Banc of America Mortgage Trust 6.000% due 07/25/2046 ^	1	1
Bear Stearns Adjustable Rate Mortgage Trust 3.439% due 07/25/2036 ^~	84	76
Bear Stearns ALT-A Trust
3.130% due 11/25/2035 ^~	73	60
3.134% due 04/25/2035 ~	92	78
3.531% due 09/25/2035 ^~	68	44
Bear Stearns Commercial Mortgage Securities Trust 5.183% due 02/11/2041 ~	146	145
Bear Stearns Structured Products, Inc. Trust
3.225% due 12/26/2046 ^~	170	136
3.432% due 01/26/2036 ^~	334	259
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	123	112
CD Mortgage Trust 5.688% due 10/15/2048	69	61
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.384% due 08/25/2035 ~	35	33
3.764% due 10/25/2034 ~	2	2
Citigroup Commercial Mortgage Trust 5.692% due 12/10/2049 ~(l)	519	256
Citigroup Mortgage Loan Trust
2.524% due 03/25/2037 ^~	55	52
3.525% due 11/25/2035 ~(l)	1,079	640
Commercial Mortgage Loan Trust 6.673% due 12/10/2049 ~	391	67
Connecticut Avenue Securities Trust 5.381% due 10/25/2041 ~(l)	900	818
Countrywide Alternative Loan Trust
3.176% due 10/25/2035 ^~	77	65
3.196% due 02/25/2037 ^~	71	65
3.434% due 05/25/2036 ^•(l)	1,191	386
3.564% due 12/25/2046 ^•	54	34
3.744% due 10/25/2035 •	430	311
4.066% due 07/25/2036 •(a)	772	122

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2022 (Unaudited)

5.500% due 08/25/2034		184	170
5.500% due 02/25/2036 ^		13	8
6.250% due 09/25/2034		30	28
6.500% due 08/25/2036 ^(l)		990	377
11.319% due 07/25/2035 •(l)		430	408
Countrywide Home Loan Mortgage Pass-Through Trust
2.971% due 10/20/2035 ~		9	9
3.472% due 03/25/2037 ^~		222	177
3.564% due 03/25/2036 ~		102	91
3.572% due 10/20/2035 ^~		70	65
3.603% due 10/20/2035 ^~		39	38
3.678% due 08/25/2034 ~		11	11
3.864% due 02/25/2035 •		52	44
5.500% due 08/25/2035 ^		12	7
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 11/25/2036		107	87
Extended Stay America Trust 6.518% due 07/15/2038 ~(l)		994	943
First Horizon Alternative Mortgage Securities Trust 3.366% due 11/25/2036 ^~		162	120
First Horizon Mortgage Pass-Through Trust 2.933% due 01/25/2037 ^~		194	126
Freddie Mac 9.781% due 10/25/2041 ~(l)		1,200	1,065
GSR Mortgage Loan Trust 3.193% due 04/25/2035 ~		79	73
HarborView Mortgage Loan Trust
2.811% due 11/19/2034 ~		53	46
3.322% due 08/19/2036 ^~		2	2
3.524% due 02/25/2036 ^~		15	6
3.593% due 04/19/2034 •		4	4
HSI Asset Loan Obligation Trust 3.098% due 01/25/2037 ^~		114	83
IndyMac INDX Mortgage Loan Trust
2.861% due 06/25/2037 ^~		301	275
3.624% due 06/25/2037 ^•		482	543
3.644% due 03/25/2035 ~		4	4
JP Morgan Mortgage Trust
2.292% due 04/25/2037 ^~		222	203
5.500% due 01/25/2036 ^		25	14
MASTR Adjustable Rate Mortgages Trust
3.375% due 10/25/2034 ~		60	55
3.429% due 11/25/2035 ^~		333	218
Merrill Lynch Alternative Note Asset Trust 3.224% due 01/25/2037 •		636	225
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 3.624% due 07/25/2036 ~		176	74
RBSSP Resecuritization Trust 5.000% due 09/26/2036 ~(l)		939	728
Residential Accredit Loans, Inc. Trust
3.472% due 12/26/2034 ^~		72	68
4.588% due 01/25/2036 ^~		350	280
6.000% due 09/25/2035 ^		261	100
6.000% due 08/25/2036 ^		112	89
Structured Adjustable Rate Mortgage Loan Trust
2.504% due 05/25/2035 ^•(l)		753	592
3.252% due 04/25/2036 ^~		170	111
3.361% due 01/25/2036 ^~		200	129
3.645% due 09/25/2036 ^~		133	105
3.663% due 09/25/2035 ~		38	30
Structured Asset Mortgage Investments Trust
3.544% due 02/25/2036 •		255	230
3.644% due 02/25/2036 ^•		165	144
SunTrust Adjustable Rate Mortgage Loan Trust 3.315% due 01/25/2037 ^~		35	27
Tharaldson Hotel Portfolio Trust 6.123% due 11/11/2034 •(l)		1,205	1,133
WaMu Mortgage Pass-Through Certificates Trust
3.342% due 12/25/2036 ^~		185	170
3.853% due 07/25/2037 ^~		49	46
Wells Fargo Commercial Mortgage Trust 5.092% due 12/15/2039 ~(l)		1,065	940
Wells Fargo-RBS Commercial Mortgage Trust 0.410% due 12/15/2046 ~(a)(l)		30,000	92

Total Non-Agency Mortgage-Backed Securities (Cost $15,476)			14,785

ASSET-BACKED SECURITIES 14.4%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	250	81
Apidos CLO 0.000% due 07/22/2026 ~		$500	0
Avoca CLO DAC 0.000% due 07/15/2032 ~	EUR	1,000	627
Bear Stearns Asset-Backed Securities Trust
6.500% due 08/25/2036 ^		$519	247

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2022 (Unaudited)

13.360% due 03/25/2036 ^•(l)		1,632	1,020
Belle Haven ABS CDO Ltd. 2.543% due 07/05/2046 ~		34,966	141
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~		1,421	224
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(f)(l)		1,400	1,554
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		1,700	639
Carlyle Global Market Strategies Euro CLO DAC
0.000% due 04/15/2027 ~	EUR	900	290
0.000% due 01/25/2032 ~		300	94
Carlyle U.S. CLO Ltd. 0.000% due 10/15/2031 ~		$600	278
Carrington Mortgage Loan Trust 3.234% due 08/25/2036 •		40	38
Citigroup Mortgage Loan Trust 3.244% due 01/25/2037 •		130	44
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031		366	125
Countrywide Asset-Backed Certificates 4.184% due 09/25/2034 ~		26	24
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(f)		1	57
Lehman XS Trust 4.370% due 05/25/2037 ^þ		28	26
Marlette Funding Trust
0.000% due 12/15/2028 «(f)		2	154
0.000% due 04/16/2029 «(f)		2	103
0.000% due 07/16/2029 «(f)		2	180
Morgan Stanley ABS Capital, Inc. Trust 3.144% due 05/25/2037 •		54	48
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(f)		1	396
0.000% due 10/15/2048 «(f)		2	611
0.000% due 02/16/2055 «(f)		0	353
5.950% due 02/16/2055 (l)		220	206
Soundview Home Loan Trust 3.204% due 11/25/2036 •		158	53
South Coast Funding Ltd.
0.476% due 01/06/2041 •		393	78
0.476% due 01/06/2041 ~(l)		11,070	2,204
Structured Asset Securities Corp. Mortgage Loan Trust 3.534% due 06/25/2035 •		35	35
Symphony CLO Ltd. 7.083% due 07/14/2026 ~		400	369
Washington Mutual Asset-Backed Certificates Trust 3.144% due 10/25/2036 ~		82	35

Total Asset-Backed Securities (Cost $22,078)			10,334

SOVEREIGN ISSUES 3.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ(l)		512	89
0.500% due 07/09/2030 þ		23	4
1.000% due 07/09/2029		97	19
1.400% due 03/25/2023 (l)	ARS	17,968	66
1.500% due 07/09/2035 þ(l)		$563	106
1.500% due 07/09/2035 þ		10	2
3.500% due 07/09/2041 þ(l)		905	195
3.875% due 01/09/2038 þ(l)		1,597	378
15.500% due 10/17/2026 (l)	ARS	8,480	7
47.331% (BADLARPP) due 10/04/2022 ~		132	0
Autonomous City of Buenos Aires 69.817% (BADLARPP + 3.750%) due 02/22/2028 ~		449	1
Provincia de Buenos Aires
62.098% due 04/12/2025 (l)		71,001	237
62.098% due 04/12/2025		8,630	29
Republic of Greece Government International Bond
2.000% due 04/22/2027	EUR	73	66
3.900% due 01/30/2033 (l)		162	147
4.000% due 01/30/2037		127	114
4.200% due 01/30/2042		159	145
Romania Government International Bond 3.750% due 02/07/2034 (l)		970	659
Russia Government International Bond 5.625% due 04/04/2042 ^(c)		$200	110
Ukraine Government International Bond 4.375% due 01/27/2032 ^(c)	EUR	89	17
Venezuela Government International Bond
8.250% due 10/13/2024 ^(c)		$4	0

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2022 (Unaudited)

9.250% due 09/15/2027 ^(c)	62	5

Total Sovereign Issues (Cost $5,315)		2,396

	SHARES
COMMON STOCKS 2.8%
COMMUNICATION SERVICES 0.6%
Clear Channel Outdoor Holdings, Inc. (d)	97,913	134
iHeartMedia, Inc. 'A' (d)	22,927	168
iHeartMedia, Inc. 'B' «(d)	17,837	118

		420

ENERGY 0.2%
Axis Energy Services 'A' «(d)(j)	514	19
Noble Corp. PLC (d)	4,260	126

		145

FINANCIALS 1.4%
Intelsat SA «(d)(j)	34,279	960

INDUSTRIALS 0.6%
Neiman Marcus Group Ltd. LLC «(d)(j)	516	93
Sierra Hamilton Holder LLC «(d)(j)	100,456	0
Syniverse Holdings, Inc. «(d)(j)	288,288	276
Voyager Aviation Holdings LLC «(d)	377	0
Westmoreland Mining Holdings «(d)(j)	13,224	73

		442

Total Common Stocks (Cost $4,601)		1,967

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)	3,671	15

Total Rights (Cost $0)		15

WARRANTS 1.2%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	236	1
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	3,580	17

		18

INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	121,000	23

INFORMATION TECHNOLOGY 1.2%
Windstream Holdings LLC - Exp. 9/21/2055 «	52,536	834

Total Warrants (Cost $1,166)		875

PREFERRED SECURITIES 13.1%
BANKING & FINANCE 4.6%
AGFC Capital Trust 4.262% (US0003M + 1.750%) due 01/15/2067 ~(l)	1,000,000	533
Charles Schwab Corp. 4.000% due 12/01/2030 •(h)	200,000	148
OCP CLO Ltd. 0.000% due 04/26/2028 (f)	1,400	874
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)(l)	1,890,000	1,704

		3,259

INDUSTRIALS 8.5%
General Electric Co. 6.623% (US0003M + 3.330%) due 12/15/2022 ~(h)	28,000	26
Sequa Corp. (15.000% PIK) 15.000% «(b)	4,020	5,384

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2022 (Unaudited)

Voyager Aviation Holdings LLC 9.500% «		2,260	708

			6,118

Total Preferred Securities (Cost $7,559)			9,377

REAL ESTATE INVESTMENT TRUSTS 0.5%
REAL ESTATE 0.5%
CBL & Associates Properties, Inc.		2,842	73
Uniti Group, Inc.		44,060	306

Total Real Estate Investment Trusts (Cost $319)			379

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 29.7%
REPURCHASE AGREEMENTS (k) 10.6%			7,608

ARGENTINA TREASURY BILLS 0.1%
14.611% due 10/31/2022 - 05/19/2023 (e)(f)(g)	ARS	20,701	74

U.S. TREASURY BILLS 19.0%
2.668% due 10/06/2022 - 12/15/2022 (e)(f)(l)(o)		$13,630	13,585

Total Short-Term Instruments (Cost $21,266)			21,267

Total Investments in Securities (Cost $189,435)			158,593

Total Investments 221.3% (Cost $189,435)			$158,593
Financial Derivative Instruments (m)(n) (13.1)%(Cost or Premiums, net $(732))			(9,391)
Other Assets and Liabilities, net (108.2)%			(77,548)

Net Assets 100.0%			$71,654

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Axis Energy Services 'A'	07/01/2021	$8	$19	0.03%
Intelsat SA	06/19/2017 – 02/23/2022	2,403	960	1.34
Neiman Marcus Group Ltd. LLC	09/25/2020	0	93	0.13
Oracle Corp. 4.100% due 03/25/2061	08/02/2021	114	63	0.09
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	1,100	1,194	1.67
Sierra Hamilton Holder LLC	07/31/2017	25	0	0.00
Syniverse Holdings, Inc.	05/12/2022	283	276	0.38
Westmoreland Mining Holdings	12/08/2014 – 08/05/2016	370	73	0.10

$4,303	$2,678	3.74%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$708	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(722)	$708	$708
NOM	2.970	09/30/2022	10/03/2022	6,900	U.S. Treasury Bonds 2.000% due 02/15/2050	(6,881)	6,900	6,902

Total Repurchase Agreements	$(7,603)	$7,608	$7,610

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	3.930%	07/28/2022	10/28/2022	$(172)	$(172)
BPS	1.690	04/18/2022	10/17/2022	(1,073)	(1,082)
3.350	07/06/2022	10/06/2022	(545)	(549)
3.350	09/28/2022	10/28/2022	(317)	(317)
3.400	09/12/2022	10/11/2022	(3,399)	(3,405)
3.600	07/06/2022	10/06/2022	(677)	(683)
3.640	08/12/2022	02/13/2023	(2,069)	(2,080)
3.700	09/28/2022	10/28/2022	(708)	(708)

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2022 (Unaudited)

	3.810	08/31/2022	03/01/2023		(209)	(210)
	3.935	09/01/2022	03/01/2023		(552)	(554)
	4.030	09/08/2022	01/06/2023		(1,195)	(1,197)
	4.620	09/23/2022	03/23/2023		(711)	(712)
BRC	(1.000)	09/23/2022	TBD(3)		(269)	(269)
	0.750	09/21/2022	TBD(3)	EUR	(566)	(555)
	3.380	09/16/2022	10/18/2022		$(1,680)	(1,683)
	3.390	08/16/2022	10/17/2022		(268)	(269)
	3.530	09/07/2022	10/11/2022		(624)	(625)
	3.538	08/08/2022	11/10/2022		(834)	(838)
	3.570	09/23/2022	TBD(3)		(149)	(149)
	3.750	09/23/2022	TBD(3)		(1,418)	(1,420)
	3.940	09/27/2022	10/27/2022		(2,331)	(2,333)
CDC	3.080	09/07/2022	10/31/2022		(749)	(751)
	3.240	09/12/2022	11/14/2022		(606)	(607)
	3.290	09/30/2022	10/31/2022		(63)	(63)
CIB	2.810	07/07/2022	10/11/2022		(325)	(327)
DBL	(2.750)	06/07/2022	TBD(3)	EUR	(167)	(162)
	0.060	07/08/2022	TBD(3)		(499)	(488)
	0.130	07/08/2022	TBD(3)		(104)	(102)
	0.220	08/09/2022	11/07/2022		(707)	(693)
	4.470	09/28/2022	11/07/2022		$(1,487)	(1,488)
JML	(1.750)	09/14/2022	TBD(3)	EUR	(106)	(104)
	(0.250)	09/14/2022	TBD(3)		(70)	(68)
	(0.250)	09/19/2022	TBD(3)		(157)	(154)
	0.250	09/14/2022	TBD(3)		(169)	(166)
	0.400	08/09/2022	11/07/2022		(93)	(91)
	0.450	09/19/2022	11/04/2022		(1,707)	(1,673)
	0.800	09/14/2022	TBD(3)		(457)	(448)
	3.450	09/23/2022	TBD(3)		$(577)	(578)
	3.500	09/23/2022	11/04/2022		(773)	(774)
	3.700	09/23/2022	11/04/2022		(611)	(612)
JPS	3.880	08/31/2022	11/29/2022		(826)	(829)
MEI	0.850	09/21/2022	10/07/2022	EUR	(194)	(190)
	3.050	07/20/2022	10/24/2022		$(635)	(639)
NOM	3.650	09/23/2022	10/26/2022		(217)	(218)
	3.650	09/30/2022	10/26/2022		(118)	(118)
	3.750	09/23/2022	TBD(3)		(1,278)	(1,280)
NXN	3.230	09/30/2022	10/31/2022		(1,502)	(1,502)
RBC	3.120	07/11/2022	10/11/2022		(762)	(767)
RDR	3.010	09/01/2022	10/31/2022		(1,410)	(1,414)
	3.070	08/04/2022	11/04/2022		(1,109)	(1,114)
	3.330	09/26/2022	10/26/2022		(897)	(897)
	3.480	09/26/2022	10/26/2022		(140)	(140)
SOG	2.750	07/08/2022	10/14/2022		(412)	(414)
	3.030	08/04/2022	11/04/2022		(144)	(145)
	3.100	07/25/2022	10/25/2022		(29)	(29)
	3.190	08/10/2022	11/10/2022		(632)	(635)
	3.190	09/12/2022	11/10/2022		(56)	(57)
	3.250	09/23/2022	TBD(3)		(407)	(407)
	3.320	09/23/2022	TBD(3)		(728)	(729)
	3.350	09/23/2022	TBD(3)		(847)	(848)
	3.430	09/19/2022	10/20/2022		(526)	(527)
	3.980	09/12/2022	01/12/2023		(143)	(144)
UBS	2.700	07/01/2022	10/03/2022		(411)	(414)
	2.900	07/14/2022	10/14/2022		(712)	(717)
	3.190	08/02/2022	11/02/2022		(527)	(530)
	3.200	07/25/2022	10/25/2022		(118)	(119)
	3.220	08/05/2022	11/07/2022		(153)	(154)
	3.520	09/23/2022	11/02/2022		(868)	(868)
	3.920	08/24/2022	02/24/2023		(1,763)	(1,771)
	4.220	09/19/2022	01/19/2023		(118)	(119)
	4.380	10/03/2022	02/03/2023		(428)	(428)

Total Reverse Repurchase Agreements						$(47,322)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA		2.000%	11/01/2052	$800	$(662)	$(648)

Total Short Sales (0.9)%					$(662)	$(648)

(l)					Securities with an aggregate market value of $56,035 and cash of $1,448 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(47,917) at a weighted average interest rate of 2.206%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)					Open maturity reverse repurchase agreement.
(m)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2022 (Unaudited)

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CME E-mini S&P 500 October 2022 Futures	$3,730.000	10/21/2022	192	$10	$486	$1,658

Total Purchased Options	$486	$1,658

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUNDS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME E-mini S&P 500 October 2022 Futures	$3,930.000	10/21/2022	192	$10	$(1,163)	$(65)

Total Written Options	$(1,163)	$(65)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index December Futures	12/2022	198	$35,655	$(4,797)	$0	$(522)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	5	$(1,197)	$19	$1	$0
3-Month SOFR Active Contract December Futures	03/2025	1	(241)	4	0	0
3-Month SOFR Active Contract December Futures	03/2026	1	(241)	4	0	0
3-Month SOFR Active Contract June Futures	09/2024	2	(480)	8	0	0
3-Month SOFR Active Contract June Futures	09/2025	2	(482)	7	1	0
3-Month SOFR Active Contract March Futures	06/2024	4	(959)	15	1	0
3-Month SOFR Active Contract March Futures	06/2025	2	(482)	7	0	0
3-Month SOFR Active Contract March Futures	06/2026	1	(241)	3	0	0
3-Month SOFR Active Contract September Futures	12/2024	2	(481)	7	0	0
3-Month SOFR Active Contract September Futures	12/2025	1	(241)	4	0	0

$78	$3	$0

Total Futures Contracts	$(4,719)	$3	$(522)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2027	2.052%	$100	$(6)	$2	$(4)	$0	$0
Bombardier, Inc.	5.000	Quarterly	06/20/2027	7.506	200	(25)	8	(17)	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	4.275	800	83	(60)	23	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	4.185	EUR	700	(128)	65	(63)	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.521	1,300	(102)	(42)	(144)	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	4.983	400	(35)	(25)	(60)	0	(1)

$(213)	$(52)	$(265)	$3	$(1)

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2022 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2052	GBP	1,100	$232	$385	$617	$0	$(3)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.100	Annual	01/13/2023		$3,500	0	62	62	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		3,700	0	54	54	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		1,900	0	29	29	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		300	0	8	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		25,500	(1,032)	(2,141)	(3,173)	0	(86)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		340	(36)	(3)	(39)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		220	(9)	(23)	(32)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		5,400	468	1,141	1,609	63	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		6,000	713	787	1,500	72	0
Receive	1-Year BRL-CDI	6.170	Maturity	01/02/2023	BRL	21,800	209	(11)	198	0	0
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		800	0	0	0	0	0
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		500	0	0	0	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		1,300	0	1	1	0	0
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		700	0	0	0	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		1,200	0	1	1	0	0
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		2,700	0	1	1	0	0
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		300	0	0	0	0	0
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		1,400	0	0	0	0	0
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		3,400	0	1	1	0	0
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		2,700	0	1	1	0	0
Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		4,500	0	1	1	0	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		600	0	0	0	0	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		1,000	0	1	1	0	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		500	0	1	1	0	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		500	0	1	1	0	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		1,000	0	1	1	0	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		300	0	0	0	0	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		800	0	1	1	1	0
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	4,900	369	(422)	(53)	0	(2)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		600	(107)	122	15	11	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024		$3,000	8	205	213	3	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		4,400	(73)	152	79	4	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		1,250	(15)	183	168	5	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		600	(7)	91	84	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		4,400	(78)	628	550	17	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		500	0	62	62	2	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		400	(15)	96	81	1	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		2,229	(211)	(302)	(513)	0	(8)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		1,900	(6)	(128)	(134)	0	(22)
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029	EUR	6,100	6	(787)	(781)	23	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,300	(18)	289	271	0	(4)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		3,000	(132)	710	578	0	(5)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		800	72	120	192	0	(1)
Receive	6-Month EUR-EURIBOR	1.250	Annual	08/19/2049		2,700	11	622	633	29	0
Pay	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		400	48	(218)	(170)	0	(4)
Pay	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		1,000	171	(548)	(377)	0	(12)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	18,200	2	(25)	(23)	0	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		10,700	0	(13)	(13)	0	0
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		2,700	0	3	3	0	0

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2022 (Unaudited)

Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024	1,100	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024	1,000	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027	300	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027	400	0	0	0	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032	200	1	0	1	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032	800	3	1	4	0	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032	200	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032	500	0	1	1	0	0

$574	$1,142	$1,716	$239	$(149)

Total Swap Agreements	$361	$1,090	$1,451	$242	$(150)

Cash of $2,855 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)	Unsettled variation margin liability of $(12) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2022	EUR	143	$143	$3	$0
10/2022	PEN	227	59	2	0
10/2022	$57	PEN	227	0	0
11/2022	7	ZAR	108	0	(1)
02/2023	PEN	200	$51	1	0
03/2023	TWD	1,973	67	4	0
BPS	10/2022	BRL	10,605	2,041	75	0
10/2022	CAD	192	146	7	0
10/2022	EUR	227	227	5	0
10/2022	GBP	76	88	3	0
10/2022	$1,962	BRL	10,605	4	0
10/2022	98	EUR	98	0	(2)
10/2022	82	GBP	77	4	0
10/2022	857	MXN	17,353	4	0
10/2022	125	PEN	509	3	0
11/2022	IDR	8,425,248	$559	6	0
11/2022	$135	IDR	2,009,157	0	(3)
11/2022	332	NOK	3,188	0	(39)
11/2022	20	ZAR	315	0	(2)
12/2022	MXN	17,353	$844	0	(4)
CBK	10/2022	BRL	18,428	3,482	70	(5)
10/2022	EUR	180	183	7	0
10/2022	GBP	100	115	4	0
10/2022	PEN	2,698	694	17	0
10/2022	$3,550	BRL	18,428	0	(134)
10/2022	564	PEN	2,188	0	(15)
11/2022	BRL	10,605	$2,030	78	0
11/2022	$177	PEN	691	0	(5)
12/2022	MXN	2,728	$134	0	0
12/2022	PEN	2,047	524	15	0
12/2022	$298	PEN	1,251	13	0
01/2023	1,490	BRL	7,823	0	(70)
04/2023	84	PEN	332	0	(2)
DUB	10/2022	21	RUB	1,993	13	0
11/2022	48	JPY	6,383	0	(3)
GLM	10/2022	EUR	182	$181	3	0
10/2022	PEN	270	70	2	0
10/2022	$68	PEN	270	0	0
10/2022	52	RUB	4,921	32	0
11/2022	7	ZAR	114	0	(1)
JPM	10/2022	50	EUR	50	0	(1)
11/2022	88	IDR	1,325,488	0	(1)
MBC	10/2022	PEN	209	$54	2	0
10/2022	$68	EUR	71	2	0
10/2022	106	GBP	100	6	0

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2022 (Unaudited)

10/2022	53	PEN	209	0	0
11/2022	JPY	15,800	$110	1	0
03/2023	TWD	2,707	92	5	0
MYI	10/2022	EUR	281	284	8	0
10/2022	MXN	227	11	0	0
10/2022	$217	AUD	312	0	(18)
10/2022	4,831	EUR	5,007	76	0
10/2022	993	MXN	20,274	10	0
11/2022	EUR	5,007	$4,841	0	(76)
11/2022	JPY	24,700	173	2	0
11/2022	$71	IDR	1,051,365	0	(2)
12/2022	TWD	2,529	$84	4	0
03/2023	2,444	83	5	0
RBC	10/2022	CAD	16	12	0	0
10/2022	$59	EUR	58	0	(2)
RYL	11/2022	CHF	101	$104	1	0
SCX	10/2022	$9	CLP	8,589	0	0
11/2022	JPY	17,400	$121	0	0
11/2022	$217	IDR	3,262,730	0	(4)
11/2022	134	NOK	1,300	0	(15)
12/2022	TWD	4,728	$157	7	0
SOG	10/2022	EUR	4,200	4,227	110	0
TOR	10/2022	MXN	17,353	868	7	0
10/2022	$96	CAD	132	0	(1)
11/2022	CAD	132	$97	1	0
11/2022	$24	JPY	3,267	0	(2)
UAG	10/2022	33	AUD	48	0	(2)
11/2022	GBP	312	$339	0	(10)
11/2022	$60	IDR	888,875	0	(2)
11/2022	16	ZAR	253	0	(2)

Total Forward Foreign Currency Contracts	$622	$(424)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033	6.250%	Monthly	07/25/2033	$107	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$847	$(169)	$112	$0	$(57)
ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	633	(247)	175	0	(72)

$(416)	$287	$0	$(129)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	NDDUEAFE Index	462	3.030% (1-Month USD-LIBOR less a specified spread)	Monthly	05/10/2023	$2,592	$0	$(6)	$0	$(6)
MYI	Receive	NDDUEAFE Index	5,867	2.321% (3-Month USD-LIBOR less a specified spread)	Maturity	10/12/2022	43,157	0	(10,607)	0	(10,607)
Receive	NDDUEAFE Index	32	3.080% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	180	0	0	0	0
UAG	Receive	NDDUEAFE Index	163	3.040% (1-Month USD-LIBOR less a specified spread)	Monthly	07/12/2023	914	0	(1)	0	(1)

$0	$(10,614)	$0	$(10,614)

Total Swap Agreements	$(416)	$(10,327)	$0	$(10,743)

(o)

Securities with an aggregate market value of $11,256 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2022 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$18,065	$3,738	$21,803
Corporate Bonds & Notes
Banking & Finance	0	7,541	1,194	8,735
Industrials	0	21,761	1,324	23,085
Utilities	0	5,636	0	5,636
Convertible Bonds & Notes
Banking & Finance	0	23	0	23
Industrials	0	1,419	0	1,419
Municipal Bonds & Notes
Illinois	0	13	0	13
Puerto Rico	0	359	0	359
West Virginia	0	664	0	664
U.S. Government Agencies	0	35,461	0	35,461
Non-Agency Mortgage-Backed Securities	0	14,785	0	14,785
Asset-Backed Securities	0	6,926	3,408	10,334
Sovereign Issues	0	2,396	0	2,396
Common Stocks
Communication Services	302	0	118	420
Energy	126	0	19	145
Financials	0	0	960	960
Industrials	0	0	442	442
Rights
Financials	0	0	15	15
Warrants
Financials	0	0	18	18
Industrials	0	0	23	23
Information Technology	0	0	834	834
Preferred Securities
Banking & Finance	0	3,259	0	3,259
Industrials	0	26	6,092	6,118
Real Estate Investment Trusts
Real Estate	379	0	0	379
Short-Term Instruments
Repurchase Agreements	0	7,608	0	7,608
Argentina Treasury Bills	0	74	0	74
U.S. Treasury Bills	0	13,585	0	13,585

Total Investments	$807	$139,601	$18,185	$158,593

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(648)	$0	$(648)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,658	245	0	1,903
Over the counter	0	622	0	622

	$1,658	$867	$0	$2,525
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(587)	(150)	0	(737)
Over the counter	0	(11,167)	0	(11,167)

	$(587)	$(11,317)	$0	$(11,904)

Total Financial Derivative Instruments	$1,071	$(10,450)	$0	$(9,379)

Totals	$1,878	$128,503	$18,185	$148,566

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2022 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(1)

Investments in Securities, at Value
Loan Participations and Assignments	$6,807	$894	$(5)	$35	$0	$(177)	$218	$(4,034)	$3,738	$(63)
Corporate Bonds & Notes
Banking & Finance	1,226	0	0	0	0	(32)	0	0	1,194	(32)
Industrials	5,751	0	(29)	5	0	(431)	0	(3,972)	1,324	(261)
Asset-Backed Securities	3,532	0	0	0	0	(124)	0	0	3,408	(124)
Common Stocks
Communication Services	126	0	0	0	0	(8)	0	0	118	(8)
Energy	8	0	0	0	0	11	0	0	19	11
Financials	960	0	0	0	0	0	0	0	960	0
Industrials	372	0	0	0	0	70	0	0	442	70
Materials	23	0	(25)	0	25	(23)	0	0	0	0
Rights
Financials	17	0	0	0	0	(2)	0	0	15	(2)
Warrants
Financials	19	0	0	0	0	(1)	0	0	18	(1)
Industrials	72	0	0	0	0	(49)	0	0	23	(49)
Information Technology	1,120	0	0	0	0	(286)	0	0	834	(286)
Preferred Securities
Industrials	5,079	0	0	0	0	1,013	0	0	6,092	1,013

Totals	$25,112	$894	$(59)	$40	$25	$(39)	$218	$(8,006)	$18,185	$268

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$843	Discounted Cash Flow			Discount Rate			13.500	—
		2,677	Indicative Market Quotation			Price			95.000 - 99.000	97.609
		218	Third Party Vendor			Broker Quote			87.500 - 91.000	90.918
Corporate Bonds & Notes
Banking & Finance		1,194	Discounted Cash Flow			Discount Rate			7.430	—
Industrials		1,324	Reference Instrument			Weighted Average		BRL	37.290	—
Asset-Backed Securities		3,408	Discounted Cash Flow			Discount Rate			9.750 - 14.000	10.188
Common Stocks
Communication Services		118	Reference Instrument			Stock Price W/Liquidity Discount			10.000	—
Energy		19	Market Comparable Valuation			EBITDA Multiple		X	4.800	—
Financials		960	Indicative Market Quotation			Price			$28.000	—
Industrials		276	Discounted Cash Flow			Discount Rate			13.547	—
		73	Discounted Cash Flow/ Comp Multiple			Forward EBITDA / Discount Rate		X/X/%	2.000/2.100/24.200	—
		93	Discounted Cash Flow/ Comp Multiple			Ltm Revenue/Ltm EBITDA/Discount Rate		X/X/%	0.460/3.500/10.000	—
Rights
Financials		15	Other Valuation Techniques(2)			—			—	—
Warrants
Financials		1	Indicative Market Quotation			Price			$2.250 - 3.750	3.546
		17	Other Valuation Techniques(2)			—			—	—
Industrials		23	Market Comparable Valuation			Earnings Multiple		X	11.809	—
Information Technology		834	Market Comparable Valuation			EBITDA Multiple		X	3.800	—
Preferred Securities
Industrials		708	Discounted Cash Flow/Comparable Companies			Discount Rate/TBV Multiple		%/X	22.980/0.280	—
		5,384	Market Comparable Valuation			Earnings Multiple		X	11.809	—

Total		$18,185

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

I Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NXN	Natixis New York
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	RYL	NatWest Markets Plc
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CDC	Natixis Securities Americas LLC	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
CDI	Natixis Singapore	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
CHF	Swiss Franc	MXN	Mexican Peso	ZAR	South African Rand
CLP	Chilean Peso	NOK	Norwegian Krone

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR03M	3 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR06M	6 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
LIBOR01M	1 Month USD-LIBOR	S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company